Geographic Information (Tables)	6 Months Ended
Dec. 31, 2025
Geographic Information [Abstract]
Schedule of Revenue by Geographical Region Based on the Location of Service Performance	The following table presents the revenue by geographical region, based on the location of service performance for the six months ended December 31, 2024 and 2025:
	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
North American	12,233,221	6,097,902
China	541,847	901,490
Japan and Korea	3,620,064	2,205,049
Others	983,464	358,662
Total	17,378,596	9,563,103